ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following table presents the components of accumulated other comprehensive loss and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2013
	Foreign Currency Translation Adjustment	Unrealized (Losses) Gains On Available-For-Sale Securities	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1	$(25,073)	$(7,096)	$(32,169)
Other comprehensive income before reclassifications, net of tax provision of $3.9 million related to unrealized gains	4,721	43,235	47,956
Amounts reclassified from accumulated other comprehensive loss, net of tax provision of $6.9 million related to unrealized gains	—	(28,833)	(28,833)
Net current period other comprehensive income	4,721	14,402	19,123
Balance at December 31	$(20,352)	$7,306	$(13,046)

Unrealized gains, net of tax, reclassified out of accumulated other comprehensive loss related to the maturities and sales of available-for-sale securities are included in "Other income (expense), net" in the accompanying consolidated statement of operations. Unrealized gains, net of tax, reclassified out of accumulated other comprehensive loss into other income (expense), net for the years ended December 31, 2012 and 2011 were $2.1 million and $2.8 million, respectively.